POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 29, 2008 TO THE PROSPECTUS
DATED JANUARY 24, 2008 OF EACH FUND LISTED BELOW:

PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
(each, a "Fund")

Investors are advised that shares of the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio are not currently offered.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 29, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 24, 2008 OF EACH FUND LISTED BELOW:

PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
(each, a "Fund")

Investors are advised that shares of the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio are not currently offered.

Please Retain This Supplement For Future Reference.